Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Operating activities
Net income	$ 736	$ 2,074
Share of equity accounted earnings, net of distributions	(897)	(290)
Fair value (gains), net	722	(1,387)
Deferred income tax expense (benefit)	(4)	(6)
Depreciation and amortization	170	148
Working capital and other	734	240
Cash flows from (used in) operating activities	1,461	779
Financing activities
Debt obligations, issuance	10,411	10,535
Debt obligations, repayments	(8,975)	(7,644)
Capital securities redeemed	(420)	(13)
Preferred equity issued	178	0
Non-controlling interests, issued	559	771
Non-controlling interests, purchased	(15)	0
Repayment of lease liabilities	(8)	0
Limited partnership units, issued	13	0
Limited partnership units, repurchased	(346)	(12)
Class A shares of Brookfield Property REIT Inc., repurchased	(99)	0
Distributions to non-controlling interests in operating subsidiaries	(1,678)	(521)
Distributions to limited partnership unitholders	(281)	(160)
Distributions to redeemable/exchangeable and special limited partnership unitholders	(289)	(276)
Distributions to holders of Brookfield Office Properties Exchange LP units	(2)	(7)
Distributions to holders of Class A shares of Brookfield Property REIT Inc.	(63)	0
Cash flows from (used in) financing activities	(1,015)	2,673
Investing activities
Property, plant and equipment	(1,744)	(918)
Equity accounted investments	(203)	(175)
Equity accounted investments	(352)	(291)
Acquisition of subsidiaries	(1,194)	(924)
Acquisition of subsidiaries	0	(3,351)
Investment properties	1,141	610
Property, plant and equipment	0	494
Equity accounted investments	785	562
Financial assets and other	707	675
Disposition of subsidiaries	43	(1)
Cash impact of deconsolidation	(1,132)	(7)
Restricted cash and deposits	(33)	8
Cash flows from (used in) investing activities	(1,982)	(3,318)
Cash and cash equivalents
Net change in cash and cash equivalents during the period	(1,536)	134
Effect of exchange rate fluctuations on cash and cash equivalents held in foreign currencies	(1)	(25)
Balance, beginning of year	3,288	1,491
Balance, end of year	1,751	1,600
Cash paid for:
Income taxes	102	99
Interest (excluding dividends on capital securities)	$ 1,152	$ 917